Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short Term Investments [Abstract]
Schedule of Changes in Level 2 Available-for-Sale Securities Measured on a Recurring Basis

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2018 and 2019, respectively:

	December 31,
	2018	2019
Beginning balance	$532,912	$—
Purchases	8,995,273	10,091,454
Redemption	(9,437,363)	(8,956,178)
Realized gain(loss)	(72,755)	11,743
Exchange difference	(18,067)	(263)
Ending balance	$—	$1,146,756

Schedule of Realized Gains of Sale of Available-For-Sale Short-Term Investments

The following table provides additional information on the realized gains of the sale of available-for-sale short-term investments as of December 31, 2018 and 2019, respectively. For purposes of determining gross realized gains, the cost of short-term investments sold is based on specific identification.

	Year ended December 31, 2019
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(8,956,178)	$10,091,454	$11,743	$(263)
Total	$(8,956,178)	$10,091,454	$11,743	$(263)

	Year ended December 31, 2018
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale short-term investments	$(9,437,363)	$8,995,273	$(72,755)	$(18,067)
Total	$(9,437,363)	$8,995,273	$(72,755)	$(18,067)